Other Assets - Customer Financing Receivables at Amortized cost by year of Origination (Details) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	$ 116,973
Financing receivable, year two		$ 162,253
Financing receivable, year three			$ 56,788
Financing receivable, year four				$ 19,231
Financing receivable, year five and prior					$ 10,185
Financing receivable, before allowance for credit loss	365,430
Past due	128,497
Short-term portion not yet due	146,153
Long-term portion not yet due	90,780
North America
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	54,304
Financing receivable, year two		16,771
Financing receivable, year three			580
Financing receivable, year four				3,095
Financing receivable, year five and prior					0
Financing receivable, before allowance for credit loss	74,750
Past due	6,062
Short-term portion not yet due	37,728
Long-term portion not yet due	30,960
LAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	30,556
Financing receivable, year two		113,437
Financing receivable, year three			39,024
Financing receivable, year four				13,670
Financing receivable, year five and prior					8,520
Financing receivable, before allowance for credit loss	205,207
Past due	106,011
Short-term portion not yet due	67,634
Long-term portion not yet due	31,562
EMEA
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	23,620
Financing receivable, year two		28,021
Financing receivable, year three			16,010
Financing receivable, year four				2,343
Financing receivable, year five and prior					1,637
Financing receivable, before allowance for credit loss	71,631
Past due	12,585
Short-term portion not yet due	32,488
Long-term portion not yet due	26,558
APAC
Financing Receivable, Allowance for Credit Loss [Line Items]
Financing receivable, year one	8,493
Financing receivable, year two		$ 4,024
Financing receivable, year three			$ 1,174
Financing receivable, year four				$ 123
Financing receivable, year five and prior					$ 28
Financing receivable, before allowance for credit loss	13,842
Past due	3,839
Short-term portion not yet due	8,303
Long-term portion not yet due	$ 1,700